Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended						9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 2006 Share Incentive Plan [Member]	Dec. 31, 2012 2006 Share Incentive Plan [Member]	Dec. 31, 2011 2006 Share Incentive Plan [Member]	Sep. 30, 2013 2013 Performance Incentive Plan [Member]	Sep. 30, 2013 Early Exercise of Employee Share Options [Member] Installment	Dec. 31, 2012 Early Exercise of Employee Share Options [Member]	Dec. 31, 2011 Early Exercise of Employee Share Options [Member]	Sep. 30, 2013 Share Options [Member]	Sep. 30, 2012 Share Options [Member]	Dec. 31, 2012 Share Options [Member]	Dec. 31, 2011 Share Options [Member]	Dec. 31, 2010 Share Options [Member]	Sep. 30, 2013 Non-Employee Stock Option [Member]	Sep. 30, 2013 Restricted Share Awards [Member]	Aug. 31, 2013 Restricted Share Awards [Member] 2006 Share Incentive Plan [Member]	Aug. 13, 2013 Restricted Share Awards [Member] 2006 Share Incentive Plan [Member]	Apr. 30, 2013 Restricted Share Awards [Member] 2006 Share Incentive Plan [Member]	Apr. 23, 2013 Restricted Share Awards [Member] 2006 Share Incentive Plan [Member]	Sep. 30, 2013 Restricted Share Awards [Member] 2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period													4 years						4 years
Expiry period from date of grant									10 years				10 years
Vesting percentage										25.00%			25.00%						25.00%
Number of ordinary shares authorized under equity award issuance plan	6,566,544		6,566,544			6,566,544	6,566,544	4,656,000	1,600,000
Automatic share limit increase description									The share limit will automatically increase on the first trading day in January of each year (commencing with January 2014) by an amount equal to the lesser of (1) 4% of the total number of outstanding shares of our ordinary shares on the last trading day in December in the prior year, (2) 1,000,000 shares, or such lesser number as determined by our board of directors.
Exercise price as a percentage of fair market value for share option grants to 10% owner of ordinary shares									110.00%
Vesting, description	Share options granted vest over a maximum period of four years and expire ten years from the date of the grant. Share options generally vest over four years, one-quarter on the first anniversary of the date of the grant and monthly thereafter for the remaining three years. RSAs have various vesting periods determined by the plan administrator, and generally vest over four years, with 25% on each of the anniversary of the vesting commence date.
Expected term													6 years					10 years
Share-based compensation in connection with grant of share options	$ 1,958	$ 682	$ 989	$ 631	$ 778
Unvested shares										7,500	0	4,000
Options vested, exercisable										36
Cash received from early exercise of options										8	0	9
Total fair value for stock options vested													1,100	646	860	561	762
Unrecognized compensation cost													13,091		4,100									4,698
Expected weighted average period of compensation cost to be recognized													3 years 8 months 9 days		3 years 3 months 29 days				3 years 11 months 19 days
Number of restricted shares, granted																			330,620	13,500	13,500	317,120	317,120
Estimated fair value of RSA																			$ 17.98
Share-based compensation expense	$ 2,462	$ 682	$ 989	$ 631	$ 778														$ 504